Long Term Deposits and Other Assets - Schedule of Long Term Deposits and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long Term Deposits and Other Assets [Abstract]
Rent deposits	¥ 1,467	$ 210	¥ 269
Advertising deposits	274	39	637
Long term deposits and other assets	¥ 1,741	$ 249	¥ 906